(10) DEFERRED TAX ASSETS AND LIABILITIES (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Social Contribution [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Actuarial losses (gains)	R$ 1,122,747	R$ 313,243	R$ (166,857)
Limits on the asset ceiling	44,058	6,617	21,399
Basis of calculation	R$ 1,166,805	R$ 319,860	R$ (145,458)
Statutory rate	9.00%	9.00%	9.00%
Calculated taxes	R$ (105,012)	R$ (28,786)	R$ 13,092
Limitation on recognition (reversal) of tax credits	25,229	7,325
Taxes recognized in other comprehensive income	(79,783)	(21,461)	13,092
Credit risk fair value measurement of financial liabilities	1,662	(78,953)
Deemed cost of property, plant and equipment	38,897	38,057	39,202
Subtotal	R$ 40,559	R$ (40,896)	R$ 39,202
Statutory rate	9.00%	9.00%	9.00%
Calculated taxes	R$ (3,650)	R$ 3,681	R$ (3,528)
Total taxes recognized in other comprehensive income	(83,434)	(17,780)	9,564
Income Tax [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Actuarial losses (gains)	1,122,747	313,243	(166,857)
Limits on the asset ceiling	44,058	6,617	21,399
Basis of calculation	R$ 1,166,805	R$ 319,860	R$ (145,458)
Statutory rate	25.00%	25.00%	25.00%
Calculated taxes	R$ (291,701)	R$ (79,964)	R$ 36,365
Limitation on recognition (reversal) of tax credits	70,080	20,347
Taxes recognized in other comprehensive income	(221,621)	(59,617)	36,365
Credit risk fair value measurement of financial liabilities	1,662	(78,953)
Deemed cost of property, plant and equipment	38,897	38,057	39,202
Subtotal	R$ 40,559	R$ (40,896)	R$ 39,202
Statutory rate	25.00%	25.00%	25.00%
Calculated taxes	R$ (10,140)	R$ 10,224	R$ (9,801)
Total taxes recognized in other comprehensive income	R$ (231,760)	R$ (49,393)	R$ 26,564